CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 1,558	$ 2,465	$ 2,316
Prepaid expenses	116	114	197
Total current assets	1,674	2,579	2,513
Office equipment, net of accumulated depreciation of $28 and $27	11	12	12
Intangible assets, net of accumulated amortization of $132 and $128	80	84	101
Other assets	3	3	3
Total assets	1,768	2,678	2,629
Current liabilities:
Accounts payable	941	977	989
Accrued expenses	2,563	2,432	1,438
Derivative liability	639	1,177	0
Convertible notes - stockholder		0	105
Total current liabilities	4,143	4,586	2,532
Total liabilities	4,143	4,586	2,532
Commitments and contingencies
Stockholders’ deficit:
Convertible preferred stock, par value $.0001 per share; 30,000,000 shares authorized, 1,853 issued and outstanding, respectively	0	0	0
Common stock, par value $0.0001 per share; 150,000,000 shares authorized, 41,762,356 shares issued and outstanding, respectively	4	4	3
Additional paid-in capital	43,376	43,353	39,473
Accumulated deficit	(45,755)	(45,265)	(39,379)
Total stockholders’ deficit	(2,375)	(1,908)	97
Total liabilities and stockholders’ equity	$ 1,768	$ 2,678	$ 2,629